SCHWABFUNDS-REGISTERED TRADEMARK-






        SCHWAB
        VALUE ADVANTAGE
        MONEY FUND-REGISTERED TRADEMARK-






        Semiannual Report
        June 30, 1999

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-

We're pleased to bring you this semiannual report for the Schwab Value Advantage Money Fund-Investor Shares (the fund) for the six-month period ended June 30, 1999. During the reporting period, the fund continued to provide investors with high current yields while offering the liquidity and stability traditionally associated with money market funds.

Schwab's Value Advantage Investments-Registered Trademark-, which include the fund as well as three tax-advantaged alternatives, are designed to provide higher yields than Sweep Investments-TM-. This is because Value Advantage Investments have higher minimum initial and ongoing balance requirements than Sweep Investments. These requirements, along with policies designed to discourage frequent transactions, can help minimize fund expenses--which in turn can mean higher returns for investors. Please remember that unlike Sweep Investments, Value Advantage Investments cannot be linked to your Schwab account to serve as your primary sweep fund. For more information on Schwab money funds, see page 3.

Please remember that an investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and, although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

CONTENTS

----------------------------------------------------
A Message from the Chairman                        1
----------------------------------------------------
What Money Fund Investors Should Know              2
----------------------------------------------------
Market Overview                                    5
----------------------------------------------------
Portfolio Management                               8
----------------------------------------------------
Fund Performance and Portfolio
 Composition                                       9
----------------------------------------------------
Fund Discussion                                   10
----------------------------------------------------
Glossary of Terms                                 11
----------------------------------------------------
Portfolio Highlights                              12
----------------------------------------------------
Financial Statements and Notes                    13
----------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

[PHOTO]

During the past several years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. Over the past six months, however, investors have witnessed sharp drops and big recoveries, sometimes within the same day. After enjoying favorable market conditions for years, investors have had to adjust to significant economic and political developments, both here and abroad, that have contributed to rapid sentiment swings and market turbulence. These developments have been accentuated by the lingering expectation that stock prices are long overdue for a correction according to several traditional, widely followed indicators. In spite of the recent volatility, however, the markets continue to flourish, boosted by low inflation, solid economic growth, low interest rates, a strong dollar and an influx of money from investors.

All these trends serve to remind us that although the market's extreme ups and downs can be harrowing, they are a natural part of market dynamics. That's why we think it's a good time to reaffirm one of our primary investment principles:
Regardless of short-term market trends, our philosophy has always been that REGULAR INVESTING is the best strategy over the long run. On the following pages, we've provided guidelines to help insure that you can reach your goals by establishing--or maintaining--an ongoing investment program.

The support of investors like you has helped Charles Schwab Investment Management, Inc.-Registered Trademark- (CSIM) become one of the largest and fastest growing mutual fund families in the nation. CSIM now manages more than $94 billion in assets on behalf of approximately 3.9 million SchwabFunds shareholders. We offer a broad spectrum of 39 mutual funds for investors with varying financial situations and goals.

Thank you for your investment in SchwabFunds. We continue to do everything we can to warrant the trust you have placed in us.

Please contact us toll free at 800-435-4000 with your questions or comments. As always, we look forward to serving your investment needs.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
June 30, 1999

 YEAR 2000 ISSUES

  One issue with the potential to disrupt fund operations and affect performance is the inability of some computers to recognize the year 2000.

  The investment adviser is taking steps to enable its systems to handle this issue. The investment adviser also is seeking assurances that its service providers and business partners are taking similiar steps as well. However, it is impossible to know in advance exactly how this issue will affect fund adminstration, fund performance or securities markets in general.

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long-term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Some investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago, practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Today, investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.(1)

You can help assure that you've chosen the right money market fund by considering the role it will play in your investment portfolio. Here are some factors to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key determining factors in a money market fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero, because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also consider 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield, in some cases by a full percentage point. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields, but don't stop there. Many institutions advertise their money market funds on the basis of yield.(2) Although getting a competitive yield is important, other features, such as convenient access to your investment, also are important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a one-year period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your account, consider an account that has a "sweep" feature. Accounts with this feature automatically "sweep" uninvested cash into the fund you select as your primary money fund. The upshot: It keeps cash working. In addition, shares of your fund will be redeemed automatically to cover investment purchases and other debits in your account. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn higher yields for larger cash balances. If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for larger cash balances. These funds typically have higher minimum balance requirements and transaction policies designed to minimize fund operating expenses, and may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax-bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill. And, if you live in a state with a high personal state income tax, you may be best served by choosing a state-specific tax-free fund that provides income free from federal, state and, in some cases, local income taxes.(3)

(1) An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

(2) Yields may vary.

(3) This may not be true for investors subject to the federal alternative minimum tax (AMT); consult your tax advisor.

SCHWAB MONEY FUNDS

Schwab offers two types of money funds--Sweep Investments-TM- and Value Advantage Investments.-Registered Trademark- Both include funds that offer taxable and tax-free income. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment plan.

SWEEP INVESTMENTS are designed for your day-to-day cash needs. These shares can be linked to your Schwab account to serve as a primary sweep money fund. That means uninvested cash in your Schwab brokerage account is automatically swept in and out of the fund, based on transactions in your account and the terms and conditions of your account agreement.

VALUE ADVANTAGE INVESTMENTS are designed for your larger cash balances that don't require frequent access. Value Advantage Investments have higher minimum initial and ongoing balance requirements than Sweep Investments. These requirements, along with policies designed to discourage frequent transactions, can help minimize fund expenses--which in turn can mean higher returns for investors. Please remember that Value Advantage Investments cannot be linked to your Schwab account to serve as your primary sweep fund.

Schwab currently offers a variety of money funds. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income tax bracket.

SCHWAB TAXABLE MONEY FUNDS

SCHWAB MONEY MARKET FUND A high-quality money fund for investors interested in the potential for high money market yields.

SCHWAB GOVERNMENT MONEY FUND Designed for investors who want current money market yields along with the added margin of safety provided by a portfolio of U.S. government securities and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND Of all the money funds offered by Schwab, this one seeks to provide the highest degree of safety. The fund invests exclusively in U.S. Treasury securities and other investments that are backed by the full faith and credit of the U.S. government. What's more, income from the fund is generally free from state and local income tax.

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK- A high-quality money fund designed for investors interested in the potential for higher money market yields.

SCHWAB MUNICIPAL MONEY FUNDS

SCHWAB MUNICIPAL MONEY FUND A high-quality municipal money fund that seeks to provide income that is free from federal income tax.

SCHWAB STATE-SPECIFIC MUNICIPAL MONEY FUNDS Each of these funds is designed for taxpayers of a particular state and seeks to provide income that is exempt from federal, state and, in some cases, local income taxes. The Schwab Florida Municipal Money Fund also seeks to have its shares exempt from the Florida Intangible Tax.

  - Schwab California Municipal Money Fund

  - Schwab Florida Municipal Money Fund

  - Schwab New Jersey Municipal Money Fund

  - Schwab New York Municipal Money Fund

  - Schwab Pennsylvania Municipal Money Fund

The table below presents the various money fund choices available at Schwab.

                                                         SWEEP                 VALUE ADVANTAGE
               TAXABLE MONEY FUNDS                  INVESTMENTS-TM-   INVESTMENTS-REGISTERED TRADEMARK-
-------------------------------------------------------------------------------------------------------
Schwab Money Market Fund                                   -
-------------------------------------------------------------------------------------------------------
Schwab Government Money Fund                               -
-------------------------------------------------------------------------------------------------------
Schwab U.S. Treasury Money Fund                            -
-------------------------------------------------------------------------------------------------------
Schwab Value Advantage Money Fund--Investor Shares                                   -
-------------------------------------------------------------------------------------------------------

              MUNICIPAL MONEY FUNDS
------------------------------------------------------------------------------
Schwab Municipal Money Fund                           -             -
------------------------------------------------------------------------------
Schwab California Municipal Money Fund                -             -
------------------------------------------------------------------------------
Schwab Florida Municipal Money Fund                   -
------------------------------------------------------------------------------
Schwab New Jersey Municipal Money Fund                -
------------------------------------------------------------------------------
Schwab New York Municipal Money Fund                  -             -
------------------------------------------------------------------------------
Schwab Pennsylvania Municipal Money Fund              -
------------------------------------------------------------------------------

If you would like more information on any of these funds, please call us toll free at 800-435-4000 and request a free prospectus that contains more information, including fees and expenses. Please read the prospectus before investing.

WE MAKE IT EASY TO INVEST

We try to make it easy and convenient to invest in SchwabFunds-Registered Trademark-. With Schwab MoneyLink-Registered Trademark-, Schwab's electronic transfer service, you can have money automatically transferred into your Schwab account on a regular basis. You also can invest in person at any of our more than 300 nationwide branches, through our Web site at WWW.SCHWAB.COM and through our automated touch-tone telephone service, TeleBroker-Registered Trademark-, by calling 800-272-4922.

 KEEPING YOU INFORMED

 One of our top priorities at Charles Schwab is to keep you informed about your investments and potential opportunities in the marketplace. A wealth of current information about our investment philosophy and funds, as well as the market and economic environment, can be found at our Web site:
 WWW.SCHWAB.COM/SCHWABFUNDS

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by gross domestic product (GDP), continued its remarkable expansion as indicated by the 3.3% real growth rate for the first six months of 1999.

The second quarter growth rate of 2.3% marks the 33rd consecutive quarter of positive growth--the longest peacetime expansion ever. Strong consumer spending, coupled with record domestic stock market levels and its associated wealth effect, continued to provide momentum for this historic expansion.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    REAL GROSS DOMESTIC PRODUCT
    QUARTERLY PERCENTAGE CHANGE
         (ANNUALIZED RATE)

                                       Real GDP
Q1 1990                                    3.9%
Q2 1990                                    1.2%
Q3 1990                                   -1.9%
Q4 1990                                   -4.0%
Q1 1991                                   -2.1%
Q2 1991                                    1.8%
Q3 1991                                    1.0%
Q4 1991                                    1.0%
Q1 1992                                    4.7%
Q2 1992                                    2.5%
Q3 1992                                    3.0%
Q4 1992                                    4.3%
Q1 1993                                    0.1%
Q2 1993                                    2.0%
Q3 1993                                    2.1%
Q4 1993                                    5.3%
Q1 1994                                    3.0%
Q2 1994                                    4.7%
Q3 1994                                    1.8%
Q4 1994                                    3.6%
Q1 1995                                    1.7%
Q2 1995                                    0.4%
Q3 1995                                    3.3%
Q4 1995                                    2.8%
Q1 1996                                    3.3%
Q2 1996                                    6.1%
Q3 1996                                    2.1%
Q4 1996                                    4.2%
Q1 1997                                    4.2%
Q2 1997                                    4.0%
Q3 1997                                    4.2%
Q4 1997                                    3.0%
Q1 1998                                    5.5%
Q2 1998                                    1.8%
Q3 1998                                    3.7%
Q4 1998                                    6.0%
Q1 1999                                    4.3%
Q2 1999                                    2.3%
Source: BLOOMBERG L.P.

The consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate pace than the 4.3% rate experienced during 1998. High levels of consumer confidence and spending, low interest rates, rising real wages and strong gains in stock prices have been the principal factors fueling this lengthy expansion.

Last year's concerns over the impact of international economic problems have been displaced by concerns about imbalances in the domestic economy, namely the surging current account (trade) deficit, record high stock valuations and the negative savings rate. Going forward, consumers' behavior in response to continued stock market volatility may also be a key determinant of whether the economy continues on its current course or softens throughout the remainder of 1999.

UNEMPLOYMENT

Labor markets continue to be extremely tight in many areas of the country. After declining to 4.2% in May-- the lowest level in 28 years--the U.S. unemployment rate stood at 4.3% in June. While the pace of growth in the labor force slowed during the first six months of 1999 there continues to be concern that wage and benefits increases may begin to put more pressure on labor costs (refer to Employment Cost Index on the following page).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   U.S. UNEMPLOYMENT RATE
Jan-90                             5.4%
Feb-90                             5.3%
Mar-90                             5.2%
Apr-90                             5.4%
May-90                             5.4%
Jun-90                             5.2%
Jul-90                             5.5%
Aug-90                             5.7%
Sep-90                             5.9%
Oct-90                             5.9%
Nov-90                             6.2%
Dec-90                             6.3%
Jan-91                             6.4%
Feb-91                             6.6%
Mar-91                             6.8%
Apr-91                             6.7%
May-91                             6.9%
Jun-91                             6.9%
Jul-91                             6.8%
Aug-91                             6.9%
Sep-91                             6.9%
Oct-91                             7.0%
Nov-91                             7.0%
Dec-91                             7.3%
Jan-92                             7.3%
Feb-92                             7.4%
Mar-92                             7.4%
Apr-92                             7.4%
May-92                             7.6%
Jun-92                             7.8%
Jul-92                             7.7%
Aug-92                             7.6%
Sep-92                             7.6%
Oct-92                             7.3%
Nov-92                             7.4%
Dec-92                             7.4%
Jan-93                             7.3%
Feb-93                             7.1%
Mar-93                             7.0%
Apr-93                             7.1%
May-93                             7.1%
Jun-93                             7.0%
Jul-93                             6.9%
Aug-93                             6.8%
Sep-93                             6.7%
Oct-93                             6.8%
Nov-93                             6.6%
Dec-93                             6.5%
Jan-94                             6.6%
Feb-94                             6.6%
Mar-94                             6.5%
Apr-94                             6.4%
May-94                             6.0%
Jun-94                             6.1%
Jul-94                             6.1%
Aug-94                             6.1%
Sep-94                             5.9%
Oct-94                             5.8%
Nov-94                             5.6%
Dec-94                             5.4%
Jan-95                             5.6%
Feb-95                             5.4%
Mar-95                             5.4%
Apr-95                             5.7%
May-95                             5.6%
Jun-95                             5.6%
Jul-95                             5.7%
Aug-95                             5.7%
Sep-95                             5.7%
Oct-95                             5.6%
Nov-95                             5.6%
Dec-95                             5.6%
Jan-96                             5.7%
Feb-96                             5.5%
Mar-96                             5.5%
Apr-96                             5.5%
May-96                             5.5%
Jun-96                             5.3%
Jul-96                             5.5%
Aug-96                             5.2%
Sep-96                             5.2%
Oct-96                             5.3%
Nov-96                             5.4%
Dec-96                             5.3%
Jan-97                             5.3%
Feb-97                             5.3%
Mar-97                             5.2%
Apr-97                             5.0%
May-97                             4.8%
Jun-97                             5.0%
Jul-97                             4.9%
Aug-97                             4.9%
Sep-97                             4.9%
Oct-97                             4.8%
Nov-97                             4.6%
Dec-97                             4.7%
Jan-98                             4.7%
Feb-98                             4.6%
Mar-98                             4.7%
Apr-98                             4.3%
May-98                             4.3%
Jun-98                             4.5%
Jul-98                             4.5%
Aug-98                             4.5%
Sep-98                             4.6%
Oct-98                             4.6%
Nov-98                             4.4%
Dec-98                             4.3%
Jan-99                             4.3%
Feb-99                             4.4%
Mar-99                             4.2%
Apr-99                             4.3%
May-99                             4.2%
Jun-99                             4.3%
Source: BLOOMBERG L.P.

INFLATION

Price inflation continued to remain well contained during the first six months of 1999. The Consumer Price Index rose just 2.0% for the year ended June 30, 1999 while its core rate (which excludes the more volatile food and energy components) rose just 2.1%. The GDP price deflator, the broadest measure of inflation, showed prices rising at an annual rate of 2.1% during the second quarter. The Employment Cost Index, which measures inflation in wages, salaries and benefits, was also well contained, increasing just 3.2% for the year ended June 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   MEASURES OF INFLATION

                                                               Quarterly Employment Cost Index   Monthly Consumer Price Index
Jan-90                                                                        5.5%                           5.2%
Feb-90                                                                        5.5%                           5.3%
Mar-90                                                                        5.5%                           5.2%
Apr-90                                                                        5.4%                           4.7%
May-90                                                                        5.4%                           4.4%
Jun-90                                                                        5.4%                           4.7%
Jul-90                                                                        5.2%                           4.8%
Aug-90                                                                        5.2%                           5.6%
Sep-90                                                                        5.2%                           6.2%
Oct-90                                                                        4.9%                           6.3%
Nov-90                                                                        4.9%                           6.3%
Dec-90                                                                        4.9%                           6.1%
Jan-91                                                                        4.6%                           5.7%
Feb-91                                                                        4.6%                           5.3%
Mar-91                                                                        4.6%                           4.9%
Apr-91                                                                        4.6%                           4.9%
May-91                                                                        4.6%                           5.0%
Jun-91                                                                        4.6%                           4.7%
Jul-91                                                                        4.3%                           4.4%
Aug-91                                                                        4.3%                           3.8%
Sep-91                                                                        4.3%                           3.4%
Oct-91                                                                        4.3%                           2.9%
Nov-91                                                                        4.3%                           3.0%
Dec-91                                                                        4.3%                           3.1%
Jan-92                                                                        4.0%                           2.6%
Feb-92                                                                        4.0%                           2.8%
Mar-92                                                                        4.0%                           3.2%
Apr-92                                                                        3.6%                           3.2%
May-92                                                                        3.6%                           3.0%
Jun-92                                                                        3.6%                           3.1%
Jul-92                                                                        3.5%                           3.2%
Aug-92                                                                        3.5%                           3.1%
Sep-92                                                                        3.5%                           3.0%
Oct-92                                                                        3.5%                           3.2%
Nov-92                                                                        3.5%                           3.0%
Dec-92                                                                        3.5%                           2.9%
Jan-93                                                                        3.5%                           3.3%
Feb-93                                                                        3.5%                           3.2%
Mar-93                                                                        3.5%                           3.1%
Apr-93                                                                        3.6%                           3.2%
May-93                                                                        3.6%                           3.2%
Jun-93                                                                        3.6%                           3.0%
Jul-93                                                                        3.6%                           2.8%
Aug-93                                                                        3.6%                           2.8%
Sep-93                                                                        3.6%                           2.7%
Oct-93                                                                        3.5%                           2.8%
Nov-93                                                                        3.5%                           2.7%
Dec-93                                                                        3.5%                           2.7%
Jan-94                                                                        3.2%                           2.5%
Feb-94                                                                        3.2%                           2.5%
Mar-94                                                                        3.2%                           2.5%
Apr-94                                                                        3.2%                           2.4%
May-94                                                                        3.2%                           2.3%
Jun-94                                                                        3.2%                           2.5%
Jul-94                                                                        3.2%                           2.8%
Aug-94                                                                        3.2%                           2.9%
Sep-94                                                                        3.2%                           3.0%
Oct-94                                                                        3.0%                           2.6%
Nov-94                                                                        3.0%                           2.7%
Dec-94                                                                        3.0%                           2.7%
Jan-95                                                                        2.9%                           2.8%
Feb-95                                                                        2.9%                           2.9%
Mar-95                                                                        2.9%                           2.9%
Apr-95                                                                        2.9%                           3.1%
May-95                                                                        2.9%                           3.2%
Jun-95                                                                        2.9%                           3.0%
Jul-95                                                                        2.7%                           2.8%
Aug-95                                                                        2.7%                           2.6%
Sep-95                                                                        2.7%                           2.5%
Oct-95                                                                        2.7%                           2.8%
Nov-95                                                                        2.7%                           2.6%
Dec-95                                                                        2.7%                           2.5%
Jan-96                                                                        2.8%                           2.7%
Feb-96                                                                        2.8%                           2.7%
Mar-96                                                                        2.8%                           2.8%
Apr-96                                                                        2.9%                           2.9%
May-96                                                                        2.9%                           2.9%
Jun-96                                                                        2.9%                           2.8%
Jul-96                                                                        2.8%                           3.0%
Aug-96                                                                        2.8%                           2.9%
Sep-96                                                                        2.8%                           3.0%
Oct-96                                                                        2.9%                           3.0%
Nov-96                                                                        2.9%                           3.3%
Dec-96                                                                        2.9%                           3.3%
Jan-97                                                                        2.9%                           3.0%
Feb-97                                                                        2.9%                           3.0%
Mar-97                                                                        2.9%                           2.8%
Apr-97                                                                        2.8%                           2.5%
May-97                                                                        2.8%                           2.2%
Jun-97                                                                        2.8%                           2.3%
Jul-97                                                                        3.0%                           2.2%
Aug-97                                                                        3.0%                           2.2%
Sep-97                                                                        3.0%                           2.2%
Oct-97                                                                        3.3%                           2.1%
Nov-97                                                                        3.3%                           1.8%
Dec-97                                                                        3.3%                           1.7%
Jan-98                                                                        3.3%                           1.6%
Feb-98                                                                        3.3%                           1.4%
Mar-98                                                                        3.3%                           1.4%
Apr-98                                                                        3.5%                           1.4%
May-98                                                                        3.5%                           1.7%
Jun-98                                                                        3.5%                           1.7%
Jul-98                                                                        3.7%                           1.7%
Aug-98                                                                        3.7%                           1.6%
Sep-98                                                                        3.7%                           1.5%
Oct-98                                                                        3.4%                           1.5%
Nov-98                                                                        3.4%                           1.5%
Dec-98                                                                        3.4%                           1.6%
Jan-99                                                                        3.0%                           1.7%
Feb-99                                                                        3.0%                           1.6%
Mar-99                                                                        3.0%                           1.7%
Apr-99                                                                        3.2%                           2.3%
May-99                                                                        3.2%                           2.1%
Jun-99                                                                        3.2%                           2.0%
Source: BLOOMBERG L.P. AND BUREAU OF LABOR STATISTICS

Although there is little evidence of acceleration in core inflation, the Federal Reserve has expressed concern that should labor markets continue to tighten, increases in wages may outpace productivity growth. In that environment, productivity growth becomes particularly critical, as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 2.2% in 1998 and has grown at a very strong 2.4% annualized rate for the first half of 1999, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    ASSET CLASS TOTAL RETURN PERFORMANCE
          TOTAL RETURN PERFORMANCE
   GROWTH OF A HYPOTHETICAL $1 INVESTMENT
                                                 MSCE-EAFE                    RUSSELL 2000   LEHMAN AGGREGATE
                                                   INDEX      S&P 500 INDEX      INDEX          BOND INDEX
Dec-98                                             $1.00           $1.00         $1.00               $1.00
Jan-99                                              1.00            1.04          1.01                1.01
Feb-99                                              0.97            1.01          0.93                0.99
Mar-99                                              1.01            1.05          0.95                0.99
Apr-99                                              1.05            1.09          1.03                1.00
May-99                                              1.00            1.06          1.04                0.99
Jun-99                                              1.04            1.12          1.09                0.99
Compiled by Charles Schwab & Co., Inc.

Large-cap domestic stocks, as represented by the S&P 500-Registered Trademark-Index, continued to be the strongest performing asset class, achieving a total return of 12.4% for the six-month period ended June 30, 1999. Within the S&P 500, value stocks displaced growth stocks as the strongest performing style for the period. Small-cap stocks, as represented by the Russell
2000-Registered Trademark- Index, produced a 9.3% return for the six-month reporting period.

Assisted by the rebound in Asian markets, international stocks, as represented by the MSCI-EAFE-Registered Trademark- Index, produced a 4.0% total return for the six-month reporting period.

Fixed income returns were generally weak for the reporting period, reflecting the moderate rise in intermediate- and long-term interest rates. Bonds, as represented by the Lehman Brothers Aggregate Bond Index, had a negative return of 1.4% for the six-month reporting period.

TREASURY BOND YIELDS

Following a trend that began in October 1998, both long-term and intermediate-term yields continued to climb during the reporting period. Scaled back concerns about the impact of international economic problems and the continued strong growth of the domestic economy were the primary drivers of this upward trend in yields.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS
                                                    30-YEAR TREASURY  FIVE-YEAR TREASURY
                                                       BOND YIELD         NOTE YIELD
01/01/99                                                  5.10%               4.54%
01/04/99                                                  5.15%               4.56%
01/05/99                                                  5.21%               4.62%
01/06/99                                                  5.16%               4.57%
01/07/99                                                  5.22%               4.63%
01/08/99                                                  5.27%               4.73%
01/11/99                                                  5.31%               4.79%
01/12/99                                                  5.22%               4.67%
01/13/99                                                  5.13%               4.56%
01/14/99                                                  5.06%               4.46%
01/15/99                                                  5.11%               4.55%
01/18/99                                                  5.12%               4.55%
01/19/99                                                  5.15%               4.61%
01/20/99                                                  5.17%               4.64%
01/21/99                                                  5.13%               4.56%
01/22/99                                                  5.08%               4.52%
01/25/99                                                  5.12%               4.55%
01/26/99                                                  5.13%               4.58%
01/27/99                                                  5.13%               4.55%
01/28/99                                                  5.11%               4.56%
01/29/99                                                  5.09%               4.55%
02/01/99                                                  5.18%               4.64%
02/02/99                                                  5.24%               4.70%
02/03/99                                                  5.25%               4.73%
02/04/99                                                  5.29%               4.79%
02/05/99                                                  5.35%               4.86%
02/08/99                                                  5.34%               4.84%
02/09/99                                                  5.30%               4.80%
02/10/99                                                  5.37%               4.82%
02/11/99                                                  5.37%               4.84%
02/12/99                                                  5.42%               4.96%
02/15/99                                                  5.43%               4.98%
02/16/99                                                  5.34%               4.94%
02/17/99                                                  5.31%               4.90%
02/18/99                                                  5.38%               4.97%
02/19/99                                                  5.39%               4.99%
02/22/99                                                  5.36%               4.94%
02/23/99                                                  5.43%               5.04%
02/24/99                                                  5.51%               5.12%
02/25/99                                                  5.65%               5.29%
02/26/99                                                  5.58%               5.22%
03/01/99                                                  5.67%               5.31%
03/02/99                                                  5.61%               5.23%
03/03/99                                                  5.70%               5.29%
03/04/99                                                  5.70%               5.31%
03/05/99                                                  5.60%               5.22%
03/08/99                                                  5.59%               5.19%
03/09/99                                                  5.53%               5.10%
03/10/99                                                  5.55%               5.12%
03/11/99                                                  5.56%               5.12%
03/12/99                                                  5.53%               5.06%
03/15/99                                                  5.52%               5.06%
03/16/99                                                  5.48%               5.02%
03/17/99                                                  5.51%               5.04%
03/18/99                                                  5.49%               5.01%
03/19/99                                                  5.56%               5.08%
03/22/99                                                  5.57%               5.12%
03/23/99                                                  5.54%               5.05%
03/24/99                                                  5.53%               5.06%
03/25/99                                                  5.59%               5.10%
03/26/99                                                  5.59%               5.08%
03/29/99                                                  5.64%               5.13%
03/30/99                                                  5.58%               5.05%
03/31/99                                                  5.63%               5.10%
04/01/99                                                  5.67%               5.14%
04/02/99                                                  5.60%               5.05%
04/05/99                                                  5.59%               5.05%
04/06/99                                                  5.52%               4.99%
04/07/99                                                  5.50%               5.01%
04/08/99                                                  5.44%               4.94%
04/09/99                                                  5.46%               4.96%
04/12/99                                                  5.45%               4.96%
04/13/99                                                  5.49%               5.00%
04/14/99                                                  5.51%               5.03%
04/15/99                                                  5.53%               5.06%
04/16/99                                                  5.57%               5.11%
04/19/99                                                  5.52%               5.03%
04/20/99                                                  5.51%               5.03%
04/21/99                                                  5.52%               5.08%
04/22/99                                                  5.60%               5.13%
04/23/99                                                  5.60%               5.14%
04/26/99                                                  5.58%               5.11%
04/27/99                                                  5.54%               5.10%
04/28/99                                                  5.58%               5.14%
04/29/99                                                  5.53%               5.08%
04/30/99                                                  5.66%               5.21%
05/03/99                                                  5.66%               5.21%
05/04/99                                                  5.71%               5.26%
05/05/99                                                  5.71%               5.25%
05/06/99                                                  5.79%               5.36%
05/07/99                                                  5.81%               5.37%
05/10/99                                                  5.79%               5.36%
05/11/99                                                  5.83%               5.41%
05/12/99                                                  5.83%               5.37%
05/13/99                                                  5.75%               5.29%
05/14/99                                                  5.92%               5.50%
05/17/99                                                  5.89%               5.50%
05/18/99                                                  5.89%               5.56%
05/19/99                                                  5.80%               5.53%
05/20/99                                                  5.83%               5.53%
05/21/99                                                  5.75%               5.43%
05/24/99                                                  5.76%               5.42%
05/25/99                                                  5.75%               5.41%
05/26/99                                                  5.80%               5.51%
05/27/99                                                  5.85%               5.59%
05/28/99                                                  5.83%               5.58%
05/31/99                                                  5.83%               5.58%
06/01/99                                                  5.92%               5.72%
06/02/99                                                  5.93%               5.72%
06/03/99                                                  5.96%               5.74%
06/04/99                                                  5.96%               5.73%
06/07/99                                                  5.97%               5.71%
06/08/99                                                  5.99%               5.73%
06/09/99                                                  6.03%               5.80%
06/10/99                                                  6.06%               5.85%
06/11/99                                                  6.16%               5.91%
06/14/99                                                  6.10%               5.87%
06/15/99                                                  6.11%               5.86%
06/16/99                                                  6.07%               5.80%
06/17/99                                                  5.96%               5.66%
06/18/99                                                  5.97%               5.73%
06/21/99                                                  6.02%               5.79%
06/22/99                                                  6.06%               5.82%
06/23/99                                                  6.15%               5.91%
06/24/99                                                  6.16%               5.90%
06/25/99                                                  6.15%               5.89%
06/28/99                                                  6.09%               5.83%
06/29/99                                                  6.07%               5.81%
06/30/99                                                  5.96%               5.64%
Source: BLOOMBERG L.P.

SHORT-TERM INTEREST RATE ENVIRONMENT

Short-term interest rates increased marginally, but remained within a narrow range throughout most of the reporting period. Until the April CPI report release, the economy had demonstrated continued signs of growth with no significant evidence of accelerating inflation or indications of potential Federal Reserve action. After April's unexpectedly high CPI report, the Federal Reserve adopted a "tightening" bias in May, and then, in June, announced a 0.25% increase in the Federal Funds Rate and a return to a "neutral" bias. The Federal Reserve has expressed concern that a potential buildup of inflationary imbalances could undermine the favorable performance of the economy.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   1999 YIELDS ON 90-DAY COMMERCIAL PAPER
       AND THREE-MONTH TREASURY BILLS
                                                THREE-MONTH          90-DAY
                                               TREASURY BILL    COMMERCIAL PAPER
01/04/99                                            4.47%            4.80%
01/05/99                                            4.49%            4.80%
01/06/99                                            4.45%            4.75%
01/07/99                                            4.43%            4.79%
01/08/99                                            4.47%            4.78%
01/11/99                                            4.50%            4.80%
01/12/99                                            4.48%            4.79%
01/13/99                                            4.42%            4.80%
01/14/99                                            4.42%            4.79%
01/15/99                                            4.43%            4.78%
01/19/99                                            4.38%            4.77%
01/20/99                                            4.37%            4.76%
01/21/99                                            4.28%            4.76%
01/22/99                                            4.34%            4.75%
01/25/99                                            4.42%            4.74%
01/26/99                                            4.47%            4.75%
01/27/99                                            4.42%            4.75%
01/28/99                                            4.49%            4.75%
01/29/99                                            4.45%            4.74%
02/01/99                                            4.52%            4.75%
02/02/99                                            4.53%            4.76%
02/03/99                                            4.48%            4.75%
02/04/99                                            4.47%            4.76%
02/05/99                                            4.49%            4.76%
02/08/99                                            4.50%            4.78%
02/09/99                                            4.51%            4.79%
02/10/99                                            4.46%            4.78%
02/11/99                                            4.51%            4.78%
02/12/99                                            4.52%            4.79%
02/16/99                                            4.51%            4.80%
02/17/99                                            4.52%            4.79%
02/18/99                                            4.54%            4.81%
02/19/99                                            4.56%            4.80%
02/22/99                                            4.60%            4.79%
02/23/99                                            4.66%            4.81%
02/24/99                                            4.65%            4.81%
02/25/99                                            4.63%            4.81%
02/26/99                                            4.67%            4.82%
03/01/99                                            4.69%            4.83%
03/02/99                                            4.64%            4.83%
03/03/99                                            4.59%            4.83%
03/04/99                                            4.60%            4.82%
03/05/99                                            4.60%            4.84%
03/08/99                                            4.61%            4.82%
03/09/99                                            4.58%            4.80%
03/10/99                                            4.58%            4.81%
03/11/99                                            4.59%            4.82%
03/12/99                                            4.59%            4.81%
03/15/99                                            4.58%            4.81%
03/16/99                                            4.53%            4.81%
03/17/99                                            4.51%            4.80%
03/18/99                                            4.49%            4.81%
03/19/99                                            4.49%            4.81%
03/22/99                                            4.50%            4.82%
03/23/99                                            4.48%            4.81%
03/24/99                                            4.48%            4.81%
03/25/99                                            4.50%            4.80%
03/26/99                                            4.49%            4.81%
03/29/99                                            4.49%            4.80%
03/30/99                                            4.47%            4.82%
03/31/99                                            4.48%            4.82%
04/01/99                                            4.41%            4.80%
04/02/99                                            4.39%            4.84%
04/05/99                                            4.39%            4.81%
04/06/99                                            4.39%            4.82%
04/07/99                                            4.41%            4.80%
04/08/99                                            4.39%            4.80%
04/09/99                                            4.35%            4.79%
04/12/99                                            4.32%            4.79%
04/13/99                                            4.27%            4.79%
04/14/99                                            4.28%            4.80%
04/15/99                                            4.32%            4.80%
04/16/99                                            4.31%            4.77%
04/19/99                                            4.32%            4.79%
04/20/99                                            4.38%            4.78%
04/21/99                                            4.34%            4.80%
04/22/99                                            4.38%            4.78%
04/23/99                                            4.41%            4.76%
04/26/99                                            4.45%            4.77%
04/27/99                                            4.48%            4.73%
04/28/99                                            4.36%            4.78%
04/29/99                                            4.50%            4.79%
04/30/99                                            4.54%            4.78%
05/03/99                                            4.58%            4.78%
05/04/99                                            4.60%            4.79%
05/05/99                                            4.59%            4.80%
05/06/99                                            4.60%            4.79%
05/07/99                                            4.60%            4.79%
05/10/99                                            4.58%            4.78%
05/11/99                                            4.58%            4.79%
05/12/99                                            4.58%            4.79%
05/13/99                                            4.57%            4.79%
05/14/99                                            4.65%            4.80%
05/17/99                                            4.64%            4.83%
05/18/99                                            4.65%            4.81%
05/19/99                                            4.60%            4.85%
05/20/99                                            4.59%            4.83%
05/21/99                                            4.58%            4.84%
05/24/99                                            4.61%            4.84%
05/25/99                                            4.64%            4.83%
05/26/99                                            4.63%            4.83%
05/27/99                                            4.63%            4.85%
05/28/99                                            4.64%            4.86%
06/01/99                                            4.66%            4.86%
06/02/99                                            4.73%            4.86%
06/03/99                                            4.61%            4.89%
06/04/99                                            4.54%            4.86%
06/07/99                                            4.50%            4.91%
06/08/99                                            4.61%            4.89%
06/09/99                                            4.59%            4.90%
06/10/99                                            4.68%            4.90%
06/11/99                                            4.73%            4.91%
06/14/99                                            4.66%            5.00%
06/15/99                                            4.72%            5.00%
06/16/99                                            4.64%            5.01%
06/17/99                                            4.62%            4.99%
06/18/99                                            4.65%            5.00%
06/21/99                                            4.67%            5.00%
06/22/99                                            4.74%            5.01%
06/23/99                                            4.72%            5.03%
06/24/99                                            4.72%            5.03%
06/25/99                                            4.79%            5.06%
06/28/99                                            4.79%            5.13%
06/29/99                                            4.82%            5.12%
06/30/99                                            4.78%            5.17%
Source: BLOOMBERG L.P.

  NOTE: THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT
  TEAM.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the fund's portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

LINDA KLINGMAN--vice president and senior portfolio manager, has managed the Schwab Value Advantage Money Fund since its inception in 1992. Linda joined CSIM in 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was senior money market trader with AIM Management.

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-

YIELD SUMMARY AS OF 6/30/99(1)


--------------------------------------------------------------------
Seven-Day Yield                                                4.65%
--------------------------------------------------------------------
Seven-Day Effective Yield                                      4.76%
--------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

YIELD ADVANTAGE

The Schwab Value Advantage Money Fund offers the potential to earn higher yields than many other money market funds. The fund is designed for cash reserves that do not require frequent access and, as such, has minimum balance and transaction requirements designed to keep operating expenses low. These lower expenses generally mean higher yields for fund shareholders.

The chart at right presents weekly seven-day effective yields for the fund and for the average taxable money fund and shows that the fund consistently outperformed the average taxable money fund during the reporting period.

PORTFOLIO COMPOSITION

The Schwab Value Advantage Money Fund invests in highly-quality short-term money market investments issued by U.S. and foreign issuers, such as commercial paper, including asset-backed commercial paper, certificates of deposit, variable- and floating-rate debt securities, bank notes, and repurchase agreements. The chart at right illustrates the composition of the fund's portfolio as of June 30,1999 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 1999 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      SEVEN-DAY EFFECTIVE YIELDS: 1/1/99 THROUGH 6/30/99(2)
                                                                     SCHWAB VALUE ADVANTAGE    IBC FINANCIAL DATA INC.'S
                                                                           MONEY FUND              MONEY FUND AVERAGE
1/5/1999                                                                     5.08                        4.66
1/12/1999                                                                    5.04                        4.57
1/19/1999                                                                    5.02                        4.54
1/26/1999                                                                    4.99                        4.46
2/2/1999                                                                     4.95                        4.44
2/9/1999                                                                     4.88                        4.41
2/16/1999                                                                    4.85                        4.37
2/23/1999                                                                    4.81                        4.35
3/2/1999                                                                     4.79                        4.36
3/9/1999                                                                     4.78                        4.34
3/16/1999                                                                    4.77                        4.33
3/23/1999                                                                    4.74                        4.31
3/30/1999                                                                    4.73                        4.32
4/6/1999                                                                     4.73                        4.35
4/13/1999                                                                    4.73                        4.30
4/20/1999                                                                    4.72                        4.30
4/27/1999                                                                    4.71                        4.29
5/4/1999                                                                     4.72                        4.31
5/11/1999                                                                    4.72                        4.28
5/18/1999                                                                    4.72                        4.27
5/25/1999                                                                    4.71                        4.27
6/1/1999                                                                     4.72                        4.31
6/8/1999                                                                     4.73                        4.30
6/15/1999                                                                    4.74                        4.31
6/22/1999                                                                    4.74                        4.31
6/29/1999                                                                    4.76                        4.36

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        PORTFOLIO COMPOSITION AS A PERCENTAGE
                 OF FUND INVESTMENTS
                    AS OF 6/30/99
Bank Notes                                                   4.0%
Commercial Paper and Other Corporate Obligations            68.1%
Certificates of Deposit                                     20.9%
Variable Rate Obligations                                    7.0%

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 6/30/99, the seven-day and the seven-day effective yields for the fund would have been 4.46% and 4.56%, respectively.
(2) Source: IBC Financial Data, Inc. Average seven-day effective yield of funds in the first-tier category of taxable money funds for each week ended 6/29/99. The weekly number of funds in the category ranged from 286 to 299.

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. CAN YOU DESCRIBE THE SHORT-TERM INTEREST
RATE ENVIRONMENT DURING THE SIX-MONTH
REPORTING PERIOD?

A. Short-term interest rates increased marginally, but remained within a narrow range throughout most of the reporting period. The economy demonstrated continued signs of growth, in part due to the accommodating financial conditions resulting from the three Federal Funds Rate cuts in late 1998.

Until the April CPI report release, there had been no significant evidence of accelerating inflation or any indication of potential Federal Reserve action. Following the unexpectedly high April CPI report, the Federal Reserve adopted a "tightening" bias in May and then, in June, announced a 0.25% increase in the Federal Funds Rate and a return to a "neutral" bias. These developments caused short-term rates to edge upward towards the end of the reporting period. The Federal Reserve has expressed concern that a potential buildup of inflationary imbalances could undermine the favorable performance of the economy. Although not universally anticipated, many market observers expect there will be at least one additional 0.25% increase in the Federal Funds Rate by year-end.

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUND'S PORTFOLIO TO RESPOND TO CHANGES IN INTEREST RATES?

A. During the reporting period our overall strategy for the fund was consistent with our long-term strategy, which is to maintain a dollar-weighted average maturity (DWAM) slightly longer than those of other funds with similar investment objectives. This strategy had a beneficial impact on the fund's yields throughout most of the period.

During the first quarter of 1999, based on our expectation that short-term rates would remain relatively stable, we looked for opportunities to buy securities with longer-dated maturities when they were available at attractive prices. In May, as the Federal Reserve bias changed from neutral to restrictive, we deviated from this strategy somewhat by concentrating the portfolio in shorter-term securities while still buying higher yielding securities on a selective basis when opportunities arose.

Q. THE SCHEDULE OF INVESTMENTS SHOWS THAT AN ISSUER HAD NOT MADE TIMELY REPAYMENT OF ITS OBLIGATIONS TO THE FUND WHEN DUE--HOW HAS THIS AFFECTED THE FUND?

A. As of August 18, 1999, the fund had approximately 1% of its net assets invested in Funding Agreements issued by General American Life Insurance Co. On August 10, 1999, General American Life did not make timely repayment on its outstanding Funding Agreement with the fund. On August 18, 1999, the fund received partial repayment in the amount of 10% of its investment with General American Life in exchange for agreeing to extend the date for repayment of the remainder of the investment thirty days. The relatively small percentage of the fund that is invested in Funding Agreements issued by General American Life has not caused the net asset value of the fund to drop below $1.00 per share under money market fund share valuation rules. We continue to monitor the situation closely to determine whether any additional actions or precautionary measures become necessary.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the values of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the Federal Funds Rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

AVERAGE YIELDS FOR THE PERIOD ENDED 6/30/99(1)

------------------------------------------------
Last seven days                            4.65%
------------------------------------------------
Last three months                          4.62%
------------------------------------------------
Last 12 months                             4.92%
------------------------------------------------


MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                          3/31/99    6/30/99
-----------------------------------------------------------
0-15 days                                  15.4%      21.2%
-----------------------------------------------------------
16-30 days                                 11.6%      14.5%
-----------------------------------------------------------
31-60 days                                 22.5%      24.8%
-----------------------------------------------------------
61-90 days                                 22.3%      24.1%
-----------------------------------------------------------
91-120 days                                16.9%       1.7%
-----------------------------------------------------------
More than 120 days                         11.3%      13.7%
-----------------------------------------------------------
Weighted average                         72 days    68 days
-----------------------------------------------------------


PORTFOLIO QUALITY

                                          PERCENTAGE OF TOTAL INVESTMENTS:
SEC TIER RATING                                        6/30/99
---------------------------------------------------------------------------
Tier 1                                                 100.0%
---------------------------------------------------------------------------

(1) A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1999 (unaudited)

                                                     Par         Value
                                                   --------    ---------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 68.2% (a)
AUTOMOBILE RECEIVABLES -- 0.2% (f)
New Center Asset Trust Plus
   4.90%, 08/13/99                                 $ 30,000    $  29,827
   5.03%, 09/17/99                                   26,000       25,720
                                                               ---------
                                                                  55,547
                                                               ---------
AUTOMOTIVE -- 1.4%
Daimler Chrysler N.A. Holdings
   4.96%, 08/03/99                                   30,000       29,865
   4.90%, 08/13/99                                   50,000       49,711
   4.89%, 08/16/99                                   50,000       49,692
   4.90%, 08/17/99                                   21,000       20,867
   4.94%, 08/24/99                                   50,000       49,635
   4.93%, 08/25/99                                   50,000       49,628
Hertz Corp.
   5.18%, 09/23/99                                  100,000       98,808
                                                               ---------
                                                                 348,206
                                                               ---------
BANKING - AUSTRALIA -- 0.2%
ANZ (Delaware), Inc.
   4.88%, 08/12/99                                   50,000       49,720
                                                               ---------
BANKING - BELGIUM -- 2.9%
BBL North America
   4.88%, 07/07/99                                   40,000       39,968
   4.89%, 07/12/99                                   30,000       29,956
   4.89%, 07/13/99                                   40,000       39,936
   4.88%, 07/14/99                                   23,000       22,960
   4.89%, 08/11/99                                   63,000       62,653
   5.04%, 09/09/99                                   54,000       53,478
Cregem North America, Inc.
   4.92%, 07/08/99                                  150,000      149,859
   4.88%, 07/16/99                                   50,000       49,900
Generale Bank, Inc.
   4.87%, 07/19/99                                   82,000       81,805
   4.89%, 08/11/99                                   25,000       24,863
   4.93%, 08/11/99                                   41,000       40,775
   4.89%, 08/12/99                                   25,000       24,859
   4.93%, 08/12/99                                   50,000       49,719
   4.95%, 10/27/99                                   25,000       24,605
   4.96%, 11/05/99                                   50,000       49,146
                                                               ---------
                                                                 744,482
                                                               ---------


                                                      Par        Value
                                                   --------    ---------
BANKING - CANADA -- 1.6%
Bank of Nova Scotia
   4.90%, 07/13/99                                 $ 50,000    $  49,920
   4.87%, 08/02/99                                   50,000       49,789
   4.89%, 08/03/99                                  105,000      104,535
   4.87%, 08/04/99                                  100,000       99,551
   5.01%, 09/02/99                                   50,000       49,567
   5.03%, 09/09/99                                   56,000       55,459
                                                               ---------
                                                                 408,821
                                                               ---------
BANKING - DENMARK -- 0.3%
Unifunding, Inc.
   4.89%, 08/04/99                                   14,000       13,937
   4.96%, 08/30/99                                   50,000       49,592
                                                               ---------
                                                                  63,529
                                                               ---------
BANKING - DOMESTIC -- 3.3%
BankAmerica Corp.
   4.91%, 08/05/99                                   90,000       89,581
Citibank Capital Markets Assets, L.L.C. (e)
   4.89%, 08/13/99                                   40,000       39,769
   4.95%, 08/20/99                                   44,050       43,751
   4.95%, 08/23/99                                   28,000       27,799
   5.17%, 09/21/99                                   50,000       49,419
   5.17%, 09/22/99                                   50,000       49,412
   5.17%, 09/23/99                                   51,394       50,783
Enterprise Funding Corp. (e)
   4.95%, 08/13/99                                   11,130       11,065
   5.24%, 09/08/99                                   27,978       27,700
First Chicago Financial Corp.
   4.88%, 08/13/99                                   25,000       24,856
Forrestal Funding Master Trust (e)
   5.04%, 09/08/99                                   25,000       24,761
   5.05%, 09/09/99                                   25,000       24,758
Intrepid Funding Master Trust (e)
   4.92%, 07/09/99                                   56,000       55,940
   4.95%, 07/28/99                                   50,861       50,675
   4.91%, 08/27/99                                   26,000       25,801
   4.95%, 10/20/99                                   65,000       64,031
Kitty Hawk Funding Corp. (e)
   5.00%, 08/06/99                                   28,765       28,622
   4.98%, 08/16/99                                   96,730       96,130
   5.12%, 09/07/99                                   50,000       49,522
                                                               ---------
                                                                 834,375
                                                               ---------

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                                      Par        Value
                                                   --------    ---------
BANKING - FINLAND -- 0.2%
Merita North America, Inc.
   5.30%, 12/21/99                                 $ 50,000    $  48,760
                                                               ---------
BANKING - FRANCE -- 0.1%
Societe Generale North America
   4.93%, 07/08/99                                   25,000       24,976
                                                               ---------
BANKING - GERMANY -- 3.7%
Bavaria TRR Corp. (e)
   4.90%, 07/19/99                                   37,000       36,910
   4.90%, 08/12/99                                   19,750       19,638
   4.90%, 08/13/99                                   52,000       51,699
   4.93%, 08/17/99                                   34,000       33,784
   5.01%, 09/02/99                                   15,000       14,870
Comision Federal de Electricidad (e)
   4.93%, 07/26/99                                   50,000       49,832
   4.88%, 08/05/99                                   25,000       24,884
Deutsche Bank Financial, Inc.
   4.88%, 08/27/99                                   50,000       49,620
   5.02%, 09/13/99                                  100,000       98,983
   5.02%, 09/14/99                                  100,000       98,969
   5.02%, 09/15/99                                  100,000       98,955
   5.20%, 12/01/99                                  200,000      195,691
Dresdner U.S. Finance, Inc.
   5.04%, 09/16/99                                   50,000       49,468
Giro US Funding Corp. (e)
   5.08%, 07/23/99                                   48,000       47,852
   5.01%, 09/08/99                                   44,562       44,144
   5.17%, 09/23/99                                   13,000       12,845
   5.24%, 10/05/99                                   20,000       19,725
                                                               ---------
                                                                 947,869
                                                               ---------
BANKING - NETHERLANDS -- 3.6%
Atlantis One Funding Corp. (e)
   4.93%, 07/21/99                                   50,000       49,865
   4.90%, 08/11/99                                   71,000       70,609
   4.90%, 08/13/99                                   14,000       13,919
   4.90%, 08/18/99                                   40,000       39,742
   4.90%, 08/19/99                                   41,000       40,730
   4.94%, 08/23/99                                   38,000       37,728
   4.97%, 08/24/99                                   44,000       43,679
   4.90%, 08/25/99                                   49,000       48,639
   4.90%, 08/26/99                                   82,360       81,742
   4.97%, 08/26/99                                  168,000      166,728
   4.98%, 08/27/99                                   61,000       60,532
   4.90%, 09/01/99                                   21,000       20,826


                                                      Par        Value
                                                   --------    ---------
   4.97%, 09/01/99                                 $ 73,000    $  72,384
   4.98%, 09/01/99                                   79,748       79,074
   4.98%, 09/14/99                                   17,000       16,826
   4.99%, 09/16/99                                   15,000       14,842
   5.27%, 09/21/99                                   44,000       43,479
                                                               ---------
                                                                 901,344
                                                               ---------
BANKING - NORWAY -- 0.6%
Christiania Capital Corp.
   4.94%, 07/06/99                                   75,000       74,949
   4.90%, 08/10/99                                   13,000       12,930
   4.92%, 08/12/99                                   10,000        9,944
Den Norske Bank
   5.00%, 07/01/99                                   50,000       50,000
                                                               ---------
                                                                 147,823
                                                               ---------
BANKING - SWEDEN -- 2.1%
AB Spintab
   4.90%, 07/07/99                                   50,000       49,960
   4.88%, 07/15/99                                   25,000       24,954
   4.92%, 07/22/99                                   10,000        9,972
   4.93%, 07/26/99                                   26,000       25,913
   4.92%, 07/27/99                                   45,000       44,842
   4.95%, 08/13/99                                   40,000       39,769
   5.05%, 09/10/99                                    7,000        6,932
   5.00%, 09/30/99                                   56,000       55,311
Nordbanken of North America, Inc.
   4.95%, 08/10/99                                   30,500       30,336
   4.88%, 08/19/99                                   24,000       23,843
Svenska Handelsbanken, Inc.
   4.89%, 07/22/99                                   50,000       49,861
Swedbank, Inc.
   4.90%, 07/06/99                                   50,000       49,966
   4.92%, 08/09/99                                   50,000       49,738
   4.93%, 09/15/99                                   10,000        9,898
   4.95%, 10/21/99                                   50,000       49,249
                                                               ---------
                                                                 520,544
                                                               ---------
BANKING - SWITZERLAND -- 1.7%
Credit Suisse First Boston, Inc.
   4.97%, 09/07/99                                   60,000       59,445
UBS Finance (Delaware) Inc.
   4.92%, 07/08/99                                   35,000       34,967
   4.99%, 12/14/99                                  135,000      131,987
   5.01%, 12/20/99                                  110,000      107,446
   5.03%, 12/22/99                                  100,000       97,641
                                                               ---------
                                                                 431,486
                                                               ---------

                                                      Par        Value
                                                   --------    --------
BANKING - UNITED KINGDOM -- 2.5%
Abbey National North American Corp.
   4.94%, 07/02/99                                 $ 40,000    $  39,995
   4.90%, 08/02/99                                  100,000       99,575
Abbey National Treasury Services PLC
   5.20%, 05/04/00                                   92,000       91,947
Banco Nacional de Comercio Exterior
  S.N.C. (e)
   4.89%, 07/19/99                                   34,105       34,023
   4.88%, 07/21/99                                   33,000       32,912
Banco Nacional de Mexico S.A. (e)
   4.90%, 08/20/99                                   41,000       40,725
   4.89%, 08/24/99                                   10,000        9,928
Repeat Offering Securitization Entity,
  Inc. (e)
   4.89%, 07/20/99                                   48,448       48,326
   4.90%, 07/21/99                                   56,107       55,958
   4.89%, 07/28/99                                   63,125       62,896
   5.01%, 08/31/99                                   67,556       66,989
   5.02%, 08/31/99                                   55,000       54,539
                                                               ---------
                                                                 637,813
                                                               ---------
BEVERAGES -- 0.1%
Coca Cola Enterprises
   5.12%, 09/17/99                                   25,000       24,726
                                                               ---------
CREDIT CARD RECEIVABLES -- 1.9% (f)
Dakota Certificates Program SCCMT-1
   5.08%, 07/26/99                                  100,000       99,649
   5.09%, 08/03/99                                   50,000       49,768
   4.89%, 08/06/99                                   50,000       49,759
   4.89%, 08/10/99                                  100,000       99,463
   4.96%, 08/19/99                                   25,000       24,833
   5.17%, 09/24/99                                   53,000       52,362
Delaware Funding Corp.
   5.04%, 09/09/99                                   75,000       74,275
Providian Master Trust Series 1993-3
   4.91%, 07/16/99                                   34,000       33,931
                                                               ---------
                                                                 484,040
                                                               ---------
DIVERSIFIED FINANCIAL ASSETS -- 23.6% (f)
Ace Overseas Corp.
   4.89%, 07/14/99                                   49,000       48,915
   4.89%, 08/02/99                                   25,000       24,894
   4.91%, 08/16/99                                   45,000       44,722
   5.05%, 08/17/99                                   21,000       20,865


                                                      Par        Value
                                                   --------    ---------
Amsterdam Funding Corp.
   5.08%, 07/23/99                                 $ 50,000    $  49,845
   5.02%, 09/01/99                                   25,000       24,787
   5.10%, 09/13/99                                   50,000       49,482
   5.12%, 09/16/99                                   25,000       24,730
   5.12%, 09/17/99                                   25,140       24,865
Bavaria Universal Funding Corp.
   5.08%, 07/15/99                                  100,000       99,803
   4.89%, 07/26/99                                   50,000       49,832
   4.96%, 08/20/99                                   10,000        9,932
   5.18%, 09/22/99                                   13,000       12,847
   5.00%, 09/27/99                                   15,000       14,821
   5.30%, 09/27/99                                   36,000       35,540
   4.95%, 10/22/99                                    9,300        9,159
Beta Finance, Inc.
   4.98%, 07/01/99                                   50,000       50,000
   4.90%, 07/20/99                                   80,000       79,798
   4.93%, 08/18/99                                   10,000        9,935
   4.95%, 08/23/99                                   81,000       80,417
   4.95%, 10/22/99                                   18,000       17,727
   5.25%, 05/11/00                                   75,000       75,000
   5.55%, 06/09/00                                   45,000       44,996
CC (USA), Inc.
   4.95%, 07/08/99                                   25,000       24,977
   4.90%, 07/21/99                                  106,000      105,718
   4.93%, 08/18/99                                   59,000       58,617
   5.05%, 08/27/99                                   10,000        9,922
   5.05%, 08/30/99                                   32,000       31,738
   5.03%, 09/08/99                                   50,000       49,524
   5.30%, 09/28/99                                   23,000       22,703
   5.13%, 01/11/00                                   50,000       50,000
Concord Minutemen Capital Co., LLC
  Series A
   4.93%, 07/09/99                                   78,897       78,812
   4.95%, 08/20/99                                   45,000       44,694
   4.98%, 08/20/99                                  102,000      101,311
   5.10%, 08/20/99                                   37,968       37,702
   4.98%, 09/15/99                                   50,821       50,295
   4.98%, 09/16/99                                   50,828       50,295
   4.94%, 09/20/99                                   18,000       17,804
   5.27%, 11/08/99                                   72,000       70,657
Dorada Finance, Inc .
   5.03%, 09/15/99                                   50,000       49,476
   5.13%, 09/20/99                                   70,000       69,203
Eureka Securitization, Inc.
   4.90%, 07/14/99                                   50,000       49,912

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                                      Par        Value
                                                   --------    ---------
Greenwich Funding Corp.
   4.90%, 07/30/99                                 $ 84,039    $  83,711
   4.93%, 08/16/99                                   24,000       23,851
   5.01%, 08/31/99                                   27,000       26,774
Greyhawk Funding, LLC
   4.89%, 07/20/99                                   15,000       14,962
   4.95%, 08/25/99                                  100,000       99,254
   4.95%, 08/26/99                                   30,000       29,772
   4.90%, 08/30/99                                   60,000       59,518
   4.91%, 09/07/99                                  110,000      108,996
   4.91%, 09/08/99                                   65,000       64,398
   5.09%, 09/15/99                                   47,000       46,502
International Securitization Corp.
   5.08%, 07/19/99                                   20,000       19,949
   5.08%, 07/21/99                                   30,000       29,916
   4.89%, 08/12/99                                   95,000       94,465
   4.99%, 08/31/99                                  100,000       99,166
   5.10%, 09/10/99                                   21,625       21,410
   5.09%, 09/13/99                                   59,000       58,391
   5.29%, 09/21/99                                   19,290       19,061
   5.25%, 09/24/99                                   70,033       69,176
   5.10%, 10/04/99                                   26,000       25,656
   4.95%, 10/27/99                                   25,000       24,604
Lexington Parker Capital Corp.
   4.96%, 07/14/99                                  173,733      173,430
   4.92%, 07/15/99                                   22,115       22,073
   4.88%, 07/20/99                                   75,000       74,812
   4.87%, 07/22/99                                  200,000      199,445
   4.87%, 07/23/99                                   85,000       84,753
   4.88%, 07/23/99                                   19,867       19,809
   4.98%, 08/20/99                                   36,000       35,757
   5.06%, 09/02/99                                  100,000       99,137
   5.05%, 09/03/99                                   30,000       29,737
   5.06%, 09/03/99                                   63,000       62,448
Market Street Funding Corp.
   5.08%, 07/16/99                                  115,354      115,111
Mont Blanc Capital Corp.
   4.90%, 07/12/99                                   87,000       86,871
   5.08%, 07/19/99                                   50,000       49,873
Moriarty LLC
   4.90%, 08/06/99                                   71,000       70,656
   4.90%, 08/16/99                                   20,000       19,876
   4.94%, 08/24/99                                  139,000      137,985
   5.07%, 09/09/99                                   14,000       13,864
   5.10%, 09/15/99                                   50,000       49,469
   5.18%, 09/20/99                                   10,000        9,885
   5.18%, 09/21/99                                   25,000       24,709


                                                      Par        Value
                                                   --------    ---------
   5.18%, 09/22/99                                 $ 28,000    $  27,670
   5.18%, 09/24/99                                   95,000       93,854
Quincy Capital Corp.
   4.90%, 07/13/99                                   72,077       71,960
   4.95%, 08/05/99                                   49,427       49,192
   5.03%, 09/08/99                                  112,892      111,817
   5.12%, 09/10/99                                   25,000       24,751
Sigma Finance, Inc.
   4.94%, 07/15/99                                  111,000      110,790
   4.90%, 07/26/99                                   43,000       42,857
   4.90%, 07/30/99                                    7,000        6,973
   4.92%, 08/05/99                                   73,000       72,659
   4.90%, 08/10/99                                   27,000       26,855
   4.92%, 08/11/99                                   10,000        9,945
   4.96%, 08/11/99                                   29,000       28,840
   5.02%, 08/25/99                                   20,000       19,850
   5.05%, 08/25/99                                   18,000       17,864
   4.94%, 08/27/99                                   27,000       26,792
   5.00%, 08/31/99                                   45,000       44,628
   5.06%, 08/31/99                                   24,000       23,799
   5.09%, 09/08/99                                   49,000       48,528
   5.06%, 09/10/99                                   50,000       49,514
   5.07%, 09/10/99                                   25,000       24,753
   5.03%, 09/15/99                                   45,000       44,529
   5.00%, 09/21/99                                   14,130       13,973
   5.13%, 09/21/99                                   50,000       49,424
   5.13%, 09/22/99                                   47,000       46,452
   5.18%, 09/22/99                                   18,000       17,788
   5.00%, 09/23/99                                   14,000       13,841
   5.00%, 09/27/99                                   15,000       14,821
   5.30%, 09/30/99                                   12,000       11,841
   4.95%, 10/12/99                                   58,000       57,198
   4.95%, 10/14/99                                   62,000       61,127
   4.95%, 10/21/99                                   25,000       24,624
   5.01%, 11/17/99                                    6,000        5,887
Stellar Funding Group, Inc.
   5.18%, 09/14/99                                   20,459       20,241
Trident Capital Finance, Inc.
   4.98%, 09/14/99                                  166,000      164,304
   5.04%, 09/17/99                                  206,300      204,078
                                                               ---------
                                                               5,959,523
                                                               ---------
ELECTRICAL & ELECTRONICS -- 0.3%
General Electric Co.
   4.91%, 07/27/99                                   75,000       74,738
                                                               ---------

                                                      Par        Value
                                                   --------   ----------
FINANCE - COMMERCIAL -- 5.1%
General Electric Capital Corp.
   5.63%, 07/01/99                                 $338,556   $  338,556
   4.91%, 07/20/99                                  100,000       99,745
   4.91%, 07/27/99                                  150,000      149,477
   4.91%, 07/28/99                                   57,000       56,794
   4.91%, 07/29/99                                  125,000      124,530
   4.91%, 08/03/99                                   80,000       79,646
   4.91%, 08/04/99                                  165,000      164,247
   4.90%, 08/09/99                                  117,000      116,389
General Electric Capital Services
   4.91%, 07/19/99                                   50,000       49,879
Heller Financial, Inc.
   5.00%, 07/16/99                                   24,000       23,951
   5.00%, 07/29/99                                   50,000       49,808
   5.01%, 08/12/99                                   30,000       29,827
                                                              ----------
                                                               1,282,849
                                                              ----------
FINANCE - CONSUMER -- 1.6%
Associates Corp. of North America
   4.91%, 07/27/99                                   50,000       49,825
   5.33%, 12/16/99                                   25,000       24,394
Associates First Capital BV
   4.90%, 08/18/99                                   14,000       13,910
   4.88%, 08/24/99                                   37,000       36,734
   4.97%, 09/02/99                                   40,000       39,657
Associates First Capital Corp.
   4.91%, 07/19/99                                   20,000       19,952
   5.04%, 09/15/99                                   45,000       44,528
   5.12%, 09/20/99                                   84,000       83,045
   5.12%, 09/22/99                                  100,000       98,836
                                                              ----------
                                                                 410,881
                                                              ----------
LIFE & HEALTH INSURANCE -- 0.3%
Prudential Funding Corp.
   4.88%, 08/04/99                                   74,000       73,663
                                                              ----------
MULTILINE INSURANCE -- 0.1%
General Electric Financial
  Assurance Holdings, Inc.
   4.92%, 07/27/99                                   25,000       24,913
                                                              ----------
SAVINGS & LOAN -- 0.1%
Bank of America FSB
   4.89%, 08/25/99                                   35,000       34,742
                                                              ----------


                                                      Par        Value
                                                   --------   ----------
SECURITIES BROKERAGE - DEALER -- 3.5%
Bear Stearns Companies, Inc.
   4.93%, 07/14/99                                 $ 20,000    $  19,965
   5.10%, 09/17/99                                   65,000       64,292
Goldman Sachs Group, LP
   4.90%, 09/03/99                                  196,000      194,320
JP Morgan & Co.
   5.19%, 09/22/99                                   21,000       20,752
   4.98%, 09/23/99                                  160,000      158,171
   5.46%, 01/21/00                                  100,000       97,005
Lehman Brothers Holdings, Inc.
   5.08%, 09/08/99                                   95,000       94,088
Salomon Smith Barney Holdings, Inc.
   4.89%, 08/19/99                                  165,000      163,917
   4.89%, 08/20/99                                   78,000       77,478
                                                             -----------
                                                                 889,988
                                                             -----------
TRADE RECEIVABLES -- 7.2% (f)
Apreco, Inc.
   4.88%, 07/14/99                                   29,350       29,299
   5.18%, 08/03/99                                   50,000       49,764
   4.90%, 08/09/99                                   33,100       32,926
   5.18%, 08/09/99                                   25,000       24,861
   4.99%, 08/13/99                                   90,000       89,469
   5.17%, 09/21/99                                   10,000        9,884
Barton Capital Corp.
   4.91%, 07/08/99                                   45,000       44,957
   4.89%, 07/09/99                                   40,000       39,957
   4.90%, 07/13/99                                   46,532       46,456
   4.92%, 07/19/99                                   11,169       11,142
   4.89%, 08/10/99                                   25,000       24,866
   5.00%, 08/16/99                                    7,921        7,871
   5.03%, 09/02/99                                   17,231       17,081
Clipper Receivables Corp.
   4.89%, 07/13/99                                   28,000       27,955
   5.02%, 09/13/99                                   43,000       42,562
Corporate Receivables Corp.
   5.10%, 08/11/99                                   75,000       74,568
CXC, Inc.
   4.90%, 07/15/99                                   20,000       19,962
   5.11%, 08/06/99                                   20,000       19,899
   4.89%, 08/10/99                                   18,000       17,903
   4.95%, 08/27/99                                  100,000       99,226
   4.95%, 08/30/99                                   50,000       49,593

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                                      Par       Value
                                                   --------  -----------
Edison Asset Securitization Corp.,
  L.L.C.
   4.94%, 07/09/99                                 $ 34,950    $  34,912
   4.88%, 07/15/99                                   50,000       49,907
   4.93%, 07/26/99                                   20,697       20,627
   4.87%, 07/29/99                                   34,272       34,145
   5.02%, 09/13/99                                   42,972       42,535
   5.17%, 09/21/99                                   45,000       44,477
Monte Rosa Capital Corp.
   5.08%, 07/26/99                                   19,136       19,069
   5.18%, 08/04/99                                   90,000       89,562
Park Avenue Receivables Corp.
   5.08%, 07/23/99                                   11,771       11,735
   5.11%, 08/10/99                                  114,177      113,534
   5.15%, 08/23/99                                   72,018       71,477
   5.30%, 09/01/99                                   57,000       56,485
   5.35%, 09/01/99                                   37,958       37,612
   5.35%, 09/02/99                                   22,000       21,796
Receivables Capital Corp.
   4.90%, 07/13/99                                   14,719       14,695
Sheffield Receivables Corp.
   5.08%, 07/20/99                                   50,000       49,867
   5.08%, 07/23/99                                   50,000       49,845
   4.95%, 08/17/99                                    6,300        6,260
   4.95%, 08/19/99                                   46,600       46,290
   5.09%, 09/10/99                                   46,450       45,990
WCP Funding, Inc.
   4.93%, 08/27/99                                   25,000       24,807
Windmill Funding Corp.
   4.95%, 08/26/99                                   12,600       12,504
   5.13%, 09/22/99                                   25,000       24,708
Wood Street Funding Corp.
   4.90%, 07/13/99                                   20,813       20,779
   4.89%, 07/16/99                                   75,000       74,849
   5.11%, 08/10/99                                   24,950       24,809
                                                             -----------
                                                               1,823,477
                                                             -----------
TOTAL COMMERCIAL PAPER AND OTHER
   CORPORATE OBLIGATIONS
   (Cost $17,248,835)                                         17,248,835
                                                             -----------
CERTIFICATES OF DEPOSIT -- 20.9%
BANKING - AUSTRALIA -- 0.2%
Australia & New Zealand Bank Group
   4.90%, 07/07/99              50,000                            50,000
                                                             -----------


                                                     Par        Value
                                                   --------  -----------
BANKING - BELGIUM -- 2.5%
Credit Communal de Belgique
   5.70%, 07/07/99                                 $ 95,000    $  94,999
   5.71%, 07/09/99                                   28,000       28,000
   5.71%, 07/15/99                                  100,000       99,998
   4.95%, 08/16/99                                   50,000       50,000
   4.95%, 08/17/99                                   25,000       25,000
   5.02%, 09/08/99                                   22,000       22,000
   5.20%, 04/06/00                                  100,000       99,963
   5.10%, 04/13/00                                  100,000       99,962
   5.13%, 04/17/00                                  100,000       99,962
                                                             -----------
                                                                 619,884
                                                             -----------
BANKING - CANADA -- 5.6%
Bank of Montreal
   5.13%, 04/17/00                                   50,000       49,984
   5.20%, 04/17/00                                   40,000       39,962
Bank of Nova Scotia
   4.89%, 07/27/99                                   50,000       50,022
Canadian Imperial Bank of Commerce
   5.05%, 02/07/00                                   45,000       44,989
   5.35%, 03/03/00                                   25,000       24,987
   5.20%, 04/04/00                                  100,000       99,965
   5.10%, 04/12/00                                   87,000       86,986
   5.45%, 06/01/00                                   45,000       44,980
National Bank of Canada
   5.74%, 07/20/99                                   50,000       49,998
   4.88%, 08/18/99                                   50,000       50,001
   4.90%, 09/07/99                                   55,000       55,000
   4.90%, 09/10/99                                   99,000       99,004
Royal Bank of Canada
   5.71%, 07/12/99                                  190,000      189,997
   4.94%, 08/23/99                                   25,000       25,022
   5.06%, 02/08/00                                   25,000       24,996
   5.75%, 07/03/00 (c)                               52,500       52,475
Toronto-Dominion Bank
   4.94%, 07/08/99                                   51,000       51,006
   5.70%, 07/08/99                                   75,000       74,999
   4.94%, 07/26/99                                   25,000       25,011
   4.90%, 08/17/99                                   25,000       25,021
   5.02%, 09/08/99                                   49,000       49,000
   5.10%, 02/10/00                                   50,000       49,987
   5.15%, 02/18/00                                  100,000       99,981
   5.20%, 04/03/00                                   50,000       49,982
                                                             -----------
                                                               1,413,355
                                                             -----------

                                                     Par        Value
                                                   --------    ---------
BANKING - DOMESTIC -- 3.3%
BankBoston N.A.
   5.09%, 09/14/99                                 $ 50,000    $  49,999
Bankers Trust Co.
   4.94%, 07/02/99                                  160,000      160,000
Chase Manhattan Bank (USA), N.A.
   4.90%, 08/03/99                                   46,000       46,000
Morgan Guaranty Trust Co.
   4.89%, 07/21/99                                  106,000      106,000
   4.89%, 07/22/99                                  100,000      100,000
   4.89%, 07/23/99                                  100,000      100,000
Southtrust Bank N.A.
   5.03%, 09/13/99                                  100,000      100,000
US Bank N.A.
   4.98%, 09/21/99                                   40,000       40,000
   4.98%, 11/03/99                                   25,000       25,000
   5.30%, 12/14/99                                   25,000       25,000
Wilmington Trust Co.
   5.73%, 07/13/99                                   50,000       50,000
   4.98%, 09/16/99                                   35,000       35,000
                                                               ---------
                                                                 836,999
                                                               ---------
BANKING - FINLAND -- 0.5%
Merita Bank Ltd.
   5.03%, 09/14/99                                   91,000       91,000
   5.30%, 12/17/99                                   35,000       35,000
                                                               ---------
                                                                 126,000
                                                               ---------
BANKING - FRANCE -- 1.7%
Banque Nationale de Paris
   4.92%, 07/16/99                                   25,000       25,000
   5.21%, 12/08/99                                   25,000       25,000
Credit Agricole Indosuez
   4.90%, 08/05/99                                   50,000       50,000
   4.95%, 08/31/99                                   70,000       70,000
   4.95%, 10/12/99                                   15,000       14,999
Societe Generale
   4.90%, 07/12/99                                  150,000      150,000
   4.88%, 08/09/99                                  100,000      100,000
                                                               ---------
                                                                 434,999
                                                               ---------
BANKING - GERMANY -- 1.3%
Deutsche Bank AG
   4.90%, 08/02/99                                  100,000       99,998
Landesbank Hessen-Thurgingen
  Girozentrale
   5.20%, 04/26/00                                   50,000       49,968


                                                     Par         Value
                                                   --------    ---------
Westdeutsche Landesbank
  Girozentrale
   4.88%, 08/17/99                                 $100,000    $ 100,000
   4.88%, 08/18/99                                   70,000       70,000
                                                               ---------
                                                                 319,966
                                                               ---------
BANKING - NETHERLANDS -- 0.2%
ABN-AMRO Bank N.V.
   5.20%, 12/21/99                                   45,000       44,903
                                                               ---------
BANKING - NORWAY -- 1.4%
Christiania Bank
   4.89%, 07/13/99                                   75,000       75,000
   4.89%, 07/14/99                                  100,000      100,000
   4.89%, 08/03/99                                   25,000       25,000
Den Norske Bank
   4.89%, 08/17/99                                  100,000      100,001
   4.94%, 08/25/99                                   50,000       50,000
                                                               ---------
                                                                 350,001
                                                               ---------
BANKING - SWEDEN -- 0.1%
ForeningsSparbanken AB
   5.20%, 12/02/99                                   25,000       25,000
                                                               ---------
BANKING - SWITZERLAND -- 2.8%
UBS AG
   5.70%, 07/09/99                                  100,000       99,999
   4.88%, 08/20/99                                   25,000       25,018
   5.05%, 01/13/00                                  100,000      100,010
   5.11%, 01/13/00                                   50,000       49,992
   5.20%, 02/28/00                                  100,000       99,974
   5.35%, 03/01/00                                   25,000       24,990
   5.10%, 04/12/00                                   71,000       70,989
   5.26%, 05/10/00                                  100,000       99,958
   5.40%, 05/31/00                                   50,000       49,980
   5.45%, 06/01/00                                   50,000       49,980
   5.70%, 06/27/00                                   25,000       24,990
   5.80%, 07/05/00 (c)                               25,000       24,990
                                                               ---------
                                                                 720,870
                                                               ---------
BANKING - UNITED KINGDOM -- 1.3%
Bank of Scotland
   4.89%, 08/16/99                                   50,000       50,000
Barclays Bank PLC
   5.04%, 01/12/00                                  100,000       99,985
   5.35%, 05/22/00                                   40,000       40,000
   5.66%, 06/14/00                                   25,000       24,988

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                                     Par         Value
                                                   --------   ----------
National Westminster Bank
   5.71%, 07/16/99                                 $100,000   $   99,998
   5.06%, 01/10/00                                   24,500       24,490
                                                              ----------
                                                                 339,461
                                                              ----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $5,281,438)                                            5,281,438
                                                              ----------
VARIABLE RATE OBLIGATIONS -- 7.0% (b)
BANKING - DOMESTIC -- 0.5% (e)
Active Living of Glenview, L.L.C. Senior
  Floating Rate Note Series 1998 (a)
   5.38%, 07/07/99                                   11,000       11,000
BMC Special  Care  Facilities  Financing
  Authority  of the City of  Montgomery,
  Alabama Taxable RB (Montgomery
  Baptist Outreach Services Corp.
  Project) Series 1997A
   5.11%, 07/07/99                                    8,600        8,600
Columbus, Georgia Development
  Authority Taxable RB (Jay Leasing,
  Inc. Project) Series 1997
   5.11%, 07/07/99                                    7,400        7,400
Fillmore Public Financing Authority
  VRD Tax Allocation Bond (Fillmore
  Redevelopment Agency Central City
  Redevelopment Project Area)
  Series 1998A
   5.09%, 07/07/99                                   10,120       10,120
Keystone Health Resources Corp. VR
  Taxable DN Series 1993 (a)
   5.15%, 07/07/99                                    3,200        3,200
MoviePlex Realty Leasing, L.L.C.
  Adjustable Rate Tender Securities
  (Carmike Cinemas Inc.)
  Series 1997B1
   5.08%, 07/07/99                                    7,625        7,625
New Jersey Economic Development
  Authority Adjustable Rate Title IX
  Loan Portfolio Securitization Bonds
  Series 1995
   5.05%, 07/06/99                                   14,700       14,700
Strategic Money Market Trust
  1998A (a)
   5.26%, 09/16/99                                   50,000       50,000


                                                     Par        Value
                                                   --------   ----------
Town of Islip IDA 1992 Taxable
  Adjustable Rate IDRB (Nussdorf
  Associates/Quality King Distributors,
  Inc. Facility) (a)
   5.36%, 07/07/99                                 $  5,870   $    5,870
                                                              ----------
                                                                 118,515
                                                              ----------
BANKING - SWITZERLAND -- 0.4% (a) (d)
Structured Products Asset Return
  Certificates Series 1999-4
   5.14%, 07/23/99                                      100      100,000
                                                              ----------
BANKING - UNITED KINGDOM & GERMANY -- 0.3% (e)
City of Santa Rosa VRD Wastewater
  Series 1998A
   5.20%, 07/07/99                                   18,000       18,000
County of Riverside 1990 Taxable COP
  (Monterey Avenue Project)
   5.25%, 07/07/99                                    7,900        7,900
Restructured Assets Certificates with
  Enhanced Returns Notes
  Series 1998 MM-8-5 (a)
   4.93%, 07/02/99                                   50,000       50,000
                                                              ----------
                                                                  75,900
                                                              ----------
CREDIT CARD RECEIVABLES -- 0.2% (a) (f)
Short Term Repackaged Asset Trust
  Series 1998E
   5.02%, 07/19/99                                   40,000       40,000
                                                              ----------
DIVERSIFIED FINANCIAL ASSETS -- 0.0% (a) (f)
Short Term Repackaged Asset
  Trust Series 1999C
   5.02%, 07/13/99                                   12,400       12,400
                                                              ----------
ELECTRICAL & ELECTRONICS  -- 0.2% (a) (e)
New Jersey Economic Development
  Authority Taxable Economic
  Development Bonds (MSNBC CNBC
  Project) Series 1997A
   4.92%, 07/01/99                                   42,900       42,900
                                                              ----------
HEALTH CARE -- 0.1%
Catholic Health Initiatives Series 1997C
   5.20%, 07/07/99                                   35,900       35,900
                                                              ----------

                                                      Par       Value
                                                   --------  -----------
LIFE & HEALTH INSURANCE -- 3.2% (a)
First Allmerica Financial Life
  Insurance Co. (d)
   5.00%, 07/01/99                                 $ 50,000    $  50,000
General American Life Insurance Co. (g)
   5.12%, 07/01/99                                  300,000      300,000
Jackson National Life Insurance Co. (d)
   5.01%, 07/01/99                                   40,000       40,000
John Hancock Mutual Life
  Insurance Co. (d)
   4.95%, 07/01/99                                   50,000       50,000
Monumental Life Insurance Co. (d)
   5.13%, 07/01/99                                  210,000      210,000
Transamerica Life Insurance &
  Annuity Co.
   4.93%, 07/01/99                                   75,000       75,000
The Travelers Insurance Co. (d)
   4.93%, 07/01/99                                   75,000       75,000
                                                             -----------
                                                                 800,000
                                                             -----------
MONOLINE INSURANCE -- 0.2%
Baptist Health Systems of South Florida,
  Inc. Taxable Direct Note Obligation
  Series 1995A (e)
   5.20%, 07/07/99                                    6,375        6,375
Baptist Health Systems of South Florida,
  Inc. Taxable Direct Note Obligation
  Series 1995B (e)
   5.20%, 07/07/99                                    4,500        4,500
City of New Britain, Connecticut GO
  Pension Bonds
  5.01%, 07/07/99                                    40,000       40,000
Special Care Facilities Financing
  Authority of The City of Daphne
  (Presbyterian Retirement Corp., Inc.)
  Series 1998B (e)
  5.11%, 07/07/99                                     6,850        6,850
                                                             -----------
                                                                  57,725
                                                             -----------
MORTGAGE BACKED SECURITIES -- 0.1% (f)
Bishops Gate Residential Mortgage
  Trust Class A1
   5.13%, 07/01/99                                   40,000       40,000
                                                             -----------


                                                     Par        Value
                                                   --------  -----------
SECURITIES BROKERAGE - DEALER -- 1.8%
Asset-Backed Securities Investment
  Trust, Series 1997E (a)(e)
   4.99%, 07/15/99                                 $ 20,000   $   20,000
J.P. Morgan Securities, Inc. (a)
   4.93%, 07/01/99                                  100,000      100,000
Lehman Commercial Paper, Inc. (d)
   5.17%, 07/01/99                                   64,500       64,500
   5.18%, 07/01/99                                   71,500       71,500
   5.20%, 07/06/99                                   95,000       95,000
   5.20%, 07/12/99                                   33,000       33,000
   5.25%, 07/19/99                                    9,000        9,000
   5.31%, 07/26/99                                   50,000       50,000
   5.42%, 07/29/99                                   20,000       20,000
                                                             -----------
                                                                 463,000
                                                             -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,786,340)                                            1,786,340
                                                             -----------
BANK NOTES -- 4.0%
BANKING - DOMESTIC -- 4.0%
European American Bank
   5.61%, 06/12/00                                   25,000       24,990
FCC National Bank
   4.90%, 08/23/99                                   58,000       58,000
   5.02%, 09/16/99                                  190,000      190,000
Lasalle National Bank
   5.15%, 04/10/00                                   75,000       74,983
   5.30%, 05/15/00                                   50,000       49,978
NationsBank N.A.
   4.94%, 07/06/99                                  200,000      200,000
   4.94%, 07/07/99                                  190,000      190,000
   4.95%, 11/04/99                                  100,000      100,000
   4.95%, 11/09/99                                  100,000      100,000
   4.95%, 11/10/99                                   20,000       20,000
                                                             -----------
TOTAL BANK NOTES
  (Cost $1,007,951)                                            1,007,951
                                                             -----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $25,324,564)                                          25,324,564
                                                             -----------
OTHER ASSETS AND LIABILITIES-- (0.1%)
   Other assets                                                  232,893
   Liabilities                                                  (262,884)
                                                             -----------
                                                                 (29,991)
                                                             -----------
TOTAL NET ASSETS-- 100.0%                                    $25,294,573
                                                             ===========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 1999 (unaudited)
(All dollar amounts are in thousands unless otherwise noted.)

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below and U.S. government coupon notes and U.S. Treasury notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.
(a) Certain securities purchased by the fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Value Advantage Money Fund. Any resale by the fund must be in an exempt transaction, normally to a qualified institutional buyer. At June 30, 1999, the aggregate value of private placement securities held by the fund was $11,927,102 which represented 47.15% of net assets. Of this total, $11,059,102 or 43.72% of net assets, was determined by the investment adviser to be liquid in accordance with procedures adopted by the Board of Trustees.
(b) Variable rate obligations -- Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.
(c) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transactions. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.
(d) Security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the fund. At June 30, 1999, the aggregate value of the restricted securities held by Schwab Value Advantage Fund was $868,000 which represented 3.43% of the net assets of the fund. All of these restricted investments were determined by the investment adviser to be illiquid in accordance with procedures adopted by the Board of Trustees.
(e)  Security has one or more third party credit enhancements.
(f) Asset-backed securities -- backed by underlying assets and categorized by industry.
(g) On August 10, 1999, General American Life Insurance Co. did not make timely repayment of its obligation to the fund when due.
PORTFOLIO  ABBREVIATIONS
COP  Certificates of Participation
DN   Demand Note
GO   General  Obligation
IDA  Industrial  Development Authority
IDRB Industrial  Development  Revenue Bond
RB   Revenue Bond
VR   Variable Rate
VRD  Variable Rate Demand

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
June 30, 1999 (unaudited)

ASSETS
Investments, at value (Cost: $25,324,564)                           $25,324,564
Receivables:
   Interest                                                             128,665
   Fund shares sold                                                     103,551
Prepaid expenses                                                            677
                                                                    -----------
     Total assets                                                    25,557,457
                                                                    -----------
LIABILITIES
Payables:
   Dividends                                                             48,305
   Investments purchased                                                 77,480
   Fund shares redeemed                                                 133,372
   Investment advisory and administration fees                              671
   Transfer agency and shareholder service fees                           1,215
Other liabilities                                                         1,841
                                                                    -----------
     Total liabilities                                                  262,884
                                                                    -----------
Net assets applicable to outstanding shares                         $25,294,573
                                                                    ===========
NET ASSETS CONSIST OF
Paid-in capital                                                     $25,294,698
Accumulated net realized loss on investments sold                          (125)
                                                                    -----------
                                                                    $25,294,573
                                                                    ===========
PRICING OF SHARES
Outstanding shares, $0.00001 par value
  (unlimited shares authorized)                                      25,294,807
Net asset value, offering and redemption price per share                  $1.00




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF OPERATIONS (in thousands)
For the six months ended June 30, 1999 (unaudited)

Interest income                                         $620,594
                                                        --------
Expenses:
   Investment advisory and administration fees            44,539
   Transfer agency and shareholder service fees           30,517
   Custodian and portfolio accounting fees                   789
   Registration fees                                       1,143
   Professional fees                                          61
   Shareholder reports                                        73
   Trustees' fees                                             23
   Insurance and other expenses                               51
                                                        --------
                                                          77,196
Less: expenses reduced (see Note 4)                      (28,369)
                                                        --------
     Total expenses incurred by fund                      48,827
                                                        --------
Net investment income                                    571,767
                                                        --------
Increase in net assets resulting from operations        $571,767
                                                        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                                                 Six months           Year
                                                                                    ended             ended
                                                                                June 30, 1999      December 31,
                                                                                 (unaudited)           1998
                                                                                --------------     ------------
Operations:
   Net investment income                                                          $   571,767      $    947,847
                                                                                 ------------      ------------
   Increase in net assets resulting from operations                                   571,767           947,847
                                                                                 ------------      ------------
Dividends to shareholders from net investment income (see Note 2):                   (571,767)         (947,956)
                                                                                 ------------      ------------
Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                                                       19,765,550        31,568,338
   Net asset value of shares issued in reinvestment of dividends                      622,010           849,749
   Less payments for shares redeemed                                              (17,288,799)       23,884,351)
                                                                                 ------------      ------------
   Increase in net assets from capital share transactions                           3,098,761         8,533,736
                                                                                 ------------      ------------
     Total increase in net assets                                                   3,098,761         8,533,627
Net assets:
   Beginning of period                                                             22,195,812        13,662,185
                                                                                 ------------      ------------
   End of period                                                                 $ 25,294,573      $ 22,195,812
                                                                                 ============      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
FINANCIAL HIGHLIGHTS

                                                   1999 1       1998          1997        1996         1995        1994
                                                -----------  -----------  -----------  -----------  ----------  ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period          $      1.00  $      1.00  $      1.00  $      1.00  $     1.00  $     1.00
                                                -----------  -----------  -----------  -----------  ----------  ----------
From investment operations:
   Net investment income                               0.02         0.05         0.05         0.05        0.06        0.04
                                                -----------  -----------  -----------  -----------  ----------  ----------
   Total from investment operations                    0.02         0.05         0.05         0.05        0.06        0.04
Less distributions:
   Dividends from net investment income               (0.02)       (0.05)       (0.05)       (0.05)      (0.06)      (0.04)
                                                -----------  -----------  -----------  -----------  ----------  ----------
   Total distributions                                (0.02)       (0.05)       (0.05)       (0.05)      (0.06)      (0.04)
                                                -----------  -----------  -----------  -----------  ----------  ----------
NET ASSET VALUE AT END OF PERIOD                $      1.00  $      1.00  $      1.00  $      1.00  $     1.00  $     1.00
                                                ===========  ===========  ===========  ===========  ==========  ==========
Total return (%)                                       2.35**       5.35         5.40         5.26        5.80        4.09
RATIOS/SUPPLEMENTAL DATA (%)
----------------------------
Ratio of net operating expenses to
   average net assets                                  0.40*        0.40         0.40         0.40        0.40        0.40
Reductions reflected in above
   expense ratio                                       0.23*        0.27         0.29         0.30        0.32        0.39
Ratio of net investment income to
   average net assets                                  4.68*        5.21         5.28         5.14        5.63        4.40
Net assets, end of period (000s)                $25,294,573  $22,195,812  $13,662,185  $10,476,537  $6,923,890  $3,731,629

 1 For the six months ended June 30, 1999 (unaudited).

*  Annualized.

** Not annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the six months ended June 30, 1999  (unaudited)
(All dollar  amounts are in thousands unless otherwise noted)

1.  DESCRIPTION OF THE FUND

The Schwab Value Advantage Money Fund (the "fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940 (the "Act"), as amended.

In addition to the fund, the Trust also offers the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Institutional Advantage Money Fund,(REGISTRATION MARK) Schwab Retirement Money Fund,(REGISTRATION MARK) Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the fund's custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the fund are charged directly to the fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for federal income tax purposes.

As of December 31, 1998, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                         Schwab Value Advantage
         Expiring in:                 Money Fund(REGISTRATION MARK)
         ----------                   ------------------------------
         12/31/01                                  $ 1
         12/31/02                                    2
         12/31/03                                  122
                                                  ----
           Total capital loss carryforwards       $125
                                                  ====

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such assets in excess of $1 billion to $10 billion, 0.32% on such assets in excess of $10 billion to $20 billion, and 0.30% on such assets in excess of $20 billion. Prior to May 1, 1999 the fund paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.45% on the next $2 billion, 0.40% on the next $7 billion, 0.37% on the next $10 billion, and 0.34% on such net assets in excess of $20 billion. The investment adviser has reduced a portion of its fee for the six months ended June 30, 1999 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives a combined annual fee, payable monthly, of 0.25% of average daily net assets. In addition, Schwab may charge a fee of five dollars for purchases and redemptions in amounts less than five thousand dollars and may impose a five dollar monthly fee for balances below the minimum required.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the investment adviser and/or Schwab. During the six months ended June 30, 1999, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Act, as amended. The fund incurred fees of $23 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least April 30, 2000, the fund's total operating expenses will not exceed 0.40% of the fund's average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the six months ended June 30, 1999, the total of such fees reduced by the investment adviser was $28,369.

THE SCHWAB FUNDS FAMILY-REGISTERED TRADEMARK-

The Schwab Funds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.-Registered Trademark-

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio
Schwab Total Stock Market Index Fund-TM-

SCHWAB BOND FUNDS
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money funds that seek high current income consistent with stability of capital and liquidity.(1) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage
Investments-Registered Trademark-.

(1)Investments in money funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

                        [LOGO]

   INVESTMENT ADVISER
   Charles Schwab Investment Management, Inc.
   101 Montgomery, San Francisco, CA 94104

   DISTRIBUTOR
   Charles Schwab & Co., Inc.
   101 Montgomery Street, San Francisco, CA 94104

   This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

   -C-1999 Charles Schwab & Co., Inc. All rights reserved.
   Member SIPC/NYSE.

   Printed on recycled paper. (0099-2264) MKT3858-1 (7/99)